UNAUDITED CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, Shares Authorized	59,504,853	59,504,853	59,504,853
Founder Spac [Member]
Temporary Equity, Shares Authorized		31,625,000
Temporary Equity, Redemption Price Per Share		$ 10.15
Preferred Stock, Par Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Class A [Member] | Founder Spac [Member]
Temporary Equity, Shares Authorized	31,625,000	31,625,000
Temporary Equity, Redemption Price Per Share	$ 10.15	$ 10.15
Ordinary shares, Par Value Per Share	$ 0.0001	$ 0.0001
Ordinary shares, Shares Authorized	479,000,000	479,000,000
Ordinary shares, Shares, Issued	0	0
Ordinary shares, Outstanding	0	0
Common Class B [Member] | Founder Spac [Member]
Ordinary shares, Par Value Per Share	$ 0.0001	$ 0.0001
Ordinary shares, Shares Authorized	20,000,000	20,000,000
Ordinary shares, Shares, Issued	7,906,250	7,906,250
Ordinary shares, Outstanding	7,906,250	7,906,250